UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sharon Morrow
Address: 10 S. LaSalle Street
         Suite 3610
         Chicago, IL  60603

13F File Number:  28-5410

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sharon Morrow
Title:     Senior Vice President Marketing/Client Services
Phone:     (312) 368-1666

Signature, Place, and Date of Signing:

     Sharon Morrow     Chicago, IL     November 06, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     51

Form13F Information Table Value Total:     348394


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Adaptec                     COM                 00651f108     6824   341200 SH       SOLE                   341200        0        0
Alliant Energy              COM                 18802108     12778   435010 SH       SOLE                   435010        0        0
American Greetings          COM                 26375105      5428   310155 SH       SOLE                   310155        0        0
AMR Corp                    COM                 1765106       7377   225690 SH       SOLE                   225690        0        0
Arden Realty                COM                 39793104      9779   364700 SH       SOLE                   364700        0        0
Avnet                       COM                 53807103     10717   377700 SH       SOLE                   377700        0        0
Bank One                    COM                 06423a103     4088   105826 SH       SOLE                   105826        0        0
Becton Dickinson            COM                 75887109      5375   203300 SH       SOLE                   203300        0        0
Borders Group               COM                 99709107      7562   542600 SH       SOLE                   542600        0        0
Boston Scientific           COM                 101137107     6994   425500 SH       SOLE                   425500        0        0
Century Telephone           COM                 156700106     8197   300800 SH       SOLE                   300800        0        0
Circuit City                COM                 172737108     4809   209100 SH       SOLE                   209100        0        0
Coca Cola                   COM                 191219104     6674   418800 SH       SOLE                   418800        0        0
Colonial Bancgroup          COM                 195493309     3240   312300 SH       SOLE                   312300        0        0
Comerica                    COM                 200340107     2747    47000 SH       SOLE                    47000        0        0
CommScope                   COM                 203372107    11389   464866 SH       SOLE                   464866        0        0
Computer Associates         COM                 204912109     5088   201992 SH       SOLE                   201992        0        0
Concord EFS                 COM                 206197105       25      700 SH       SOLE                      700        0        0
CSX Corp                    COM                 126408103      539    24700 SH       SOLE                    24700        0        0
Cypress Semiconductor       COM                 232806109     5578   134200 SH       SOLE                   134200        0        0
Diebold                     COM                 253651103     3846   144800 SH       SOLE                   144800        0        0
DTE Energy Co               COM                 233331107    10040   262500 SH       SOLE                   262500        0        0
Equifax                     COM                 294429105     2594    96300 SH       SOLE                    96300        0        0
FedEx                       COM                 31428x106     8492   191520 SH       SOLE                   191520        0        0
Fleet Boston                COM                 339030108    12026   308350 SH       SOLE                   308350        0        0
Fluor                       COM                 343861100    12072   402400 SH       SOLE                   402400        0        0
Heller Financial            COM                 423328106     3150   110300 SH       SOLE                   110300        0        0
John H Harland              COM                 412693103     6923   452100 SH       SOLE                   452100        0        0
K Mart Corp                 COM                 482584109     1915   319100 SH       SOLE                   319100        0        0
Kansas City Southern        COM                 485170104     3542   407700 SH       SOLE                   407700        0        0
Knight Ridder               COM                 499040103     6344   124850 SH       SOLE                   124850        0        0
Mallinckrodt                COM                 561232109     2596    56900 SH       SOLE                    56900        0        0
Mattel                      COM                 577081102     6123   547300 SH       SOLE                   547300        0        0
Maytag Corp                 COM                 578592107     7412   238600 SH       SOLE                   238600        0        0
Meredith Corp               COM                 589433101     6225   211000 SH       SOLE                   211000        0        0
Modis Professional          COM                 607830106     4493   866200 SH       SOLE                   866200        0        0
Nationwide Financial        COM                 638612101     2777    74300 SH       SOLE                    74300        0        0
Network Associates          COM                 640938106     7204   318405 SH       SOLE                   318405        0        0
Occidential                 COM                 674599105    11158   511520 SH       SOLE                   511520        0        0
Pactiv Corp                 COM                 695257105    13949  1246800 SH       SOLE                  1246800        0        0
Pittston Brinks Group       COM                 725701106     6090   392900 SH       SOLE                   392900        0        0
Sabre Holdings              COM                 785905100     7546   260781 SH       SOLE                   260781        0        0
Snap On                     COM                 833034101     2095    88900 SH       SOLE                    88900        0        0
Sovereign Bancorp           COM                 845905108    13458  1454920 SH       SOLE                  1454920        0        0
Staples Inc                 COM                 855030102     8643   609200 SH       SOLE                   609200        0        0
The PMI Group               COM                 69344m101     6560    96825 SH       SOLE                    96825        0        0
Ultramar Diamond            COM                 904000106     8941   352370 SH       SOLE                   352370        0        0
Unocal                      COM                 915289102     7041   198700 SH       SOLE                   198700        0        0
USA Education               COM                 90390u102     4756    98700 SH       SOLE                    98700        0        0
Wendys Intl                 COM                 950590109    13017   648800 SH       SOLE                   648800        0        0
Xcel Energy                 COM                 98389b100    12158   442100 SH       SOLE                   442100        0        0